Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 1,016,776	$ 1,324,240	$ 8,346,858	$ 7,883,115
Cost of Sales	(376,816)	(559,319)	(2,052,807)	(2,366,569)
Gross Profit	639,960	764,921	6,294,051	5,516,546
Operating Expenses
Salaries and related costs	1,224,353	1,532,789	8,646,471	3,778,917
Other general and administrative	1,230,135	1,487,720	6,953,549	3,352,104
Research and development	750,000
Advertising	144,618	1,135,546	4,909,724	1,875,731
Loss on impairment			15,508,401	606,595
Depreciation and amortization	22,108	211,218	834,291	95,245
Total Operating Expenses	3,371,214	4,367,273	36,852,436	9,708,592
Operating Loss	(2,731,254)	(3,602,352)	(30,558,385)	(4,192,046)
Other Income (Expense)
Other income (expense)	2,538	(205)	(124,118)	(17,920)
Interest expense	(56,149)	(92,259)	(299,331)	(184,183)
Change in fair value of redemption put liability	193,659		346,696
Change in fair value of derivative liability - warrants	174,978		827,260
Total Other Income (Expense)	315,026	(92,464)	750,507	(202,103)
Net Loss	(2,416,228)	(3,694,816)	(29,807,878)	(4,394,149)
Accrued dividends on outstanding Series B Convertible Preferred Stock	18,300	24,639	84,939
Finance costs on issuance of Series D Convertible Preferred Stock			66,265
Deemed dividend on adjustment to exercise price on certain warrants		404,384	287,542
Deemed dividend on Series D Convertible Preferred Stock	158,147		2,916,813
Deemed dividend on Beneficial Conversion Features		32,592	32,592
Net loss attributable to common stockholders	$ (2,592,675)	$ (4,156,431)	$ (33,196,029)	$ (4,394,149)
Loss per share - Basic and Diluted	$ (0.03)	$ (0.05)	$ (0.34)	$ (0.13)
Weighted average outstanding shares - basic and diluted	99,839,617	85,513,024	96,370,562	33,661,388